Leases - Schedule of Information About the Company's Leases (Detail)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease terms (in years)
Operating leases	1 year 21 days	2 years 1 month 2 days
Finance leases	2 years 3 months 3 days	3 years 2 months 23 days
Weighted-average discount rate
Operating leases	8.49%	8.25%
Finance leases	9.76%	9.62%